LONG-TERM OBLIGATIONS LONG-TERM OBLIGATIONS DEBT FAIR VALUE TABLES (Details) $ in Millions	Dec. 31, 2016 USD ($) factor	Dec. 31, 2015 USD ($) factor	Nov. 26, 2012 USD ($)	Mar. 26, 2012 USD ($)	Jun. 03, 2009 USD ($)
Debt Instrument
Book Value	$ 1,572.9
6-1/2% Senior Notes
Debt Instrument
Book Value	$ 300.0	$ 300.0		$ 300.0
Quote | factor	1.02500	0.96000
Fair Value	$ 308.0	$ 288.0
6% Notes
Debt Instrument
Book Value	$ 850.0	$ 850.0	$ 850.0
Quote | factor	1.02750	0.91500
Fair Value	$ 873.0	$ 778.0
4% Convertible Notes (net of discount)
Debt Instrument
Book Value					$ 172.5
Credit Agreement Term Loan (net of discount) - USD
Debt Instrument
Book Value	$ 223.5	$ 225.5
Quote | factor	1.00000	0.99000
Fair Value	$ 224.0	$ 223.0
Credit Agreement Term Loan (net of discount) - EUR
Debt Instrument
Book Value	$ 205.1	$ 213.7
Quote | factor	0.99500	0.99750
Fair Value	$ 204.0	$ 213.0